Baird Strategic Municipal Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Corrections Institution Finance Authority,
5.000%, 07/01/2037 (Callable 07/01/2032)	$195,000	$204,231
Alabama Housing Finance Authority,
5.000%, 05/01/2026 (Mandatory Tender Date 05/01/2025)(Insured by FHA) (1)	1,000,000	1,005,024
Black Belt Energy Gas District:
3.710%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)	1,000,000	973,579
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	3,250,000	3,283,882
5.500%, 11/01/2053 (Callable 09/01/2028)(Mandatory Tender Date 12/01/2028) (1)	1,000,000	1,021,465
City of Oxford AL,
4.000%, 09/01/2041 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	1,000,000	1,000,000
County of Elmore AL,
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)	1,000,000	1,002,614
Industrial Development Board of the City of Mobile:
2.950%, 06/01/2034 (Optional Put Date 10/02/2023) (1)	500,000	500,000
3.920%, 06/01/2034 (Mandatory Tender Date 06/02/2026) (1)	2,000,000	1,973,087
Prattville Industrial Development Board,
5.300%, 09/01/2028	1,000,000	1,037,087
Southeast Alabama Gas Supply District:
4.000%, 06/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (1)	830,000	824,526
4.487%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)	800,000	799,769
Southeast Energy Authority A Cooperative District:
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	500,000	499,404
5.000%, 01/01/2054 (Callable 03/01/2030)(Mandatory Tender Date 06/01/2030) (1)	1,000,000	1,010,087
5.250%, 01/01/2054 (Callable 04/01/2029)(Mandatory Tender Date 07/01/2029) (1)	3,000,000	3,019,469
Total Alabama (Cost $18,547,662)		18,154,224	2.7%

Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)	215,000	215,582
Alaska Industrial Development & Export Authority:
4.250%, 04/01/2031 (Callable 10/30/2023)	185,000	179,927
4.000%, 04/01/2032 (Callable 04/01/2029)	1,875,000	1,754,558
Alaska Municipal Bond Bank Authority,
5.000%, 12/01/2028 (Callable 12/01/2026)	615,000	623,599
Southeast Alaska Power Agency,
5.250%, 06/01/2029 (Callable 12/01/2024)	150,000	151,782
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	111,426
Total Alaska (Cost $3,257,071)		3,036,874	0.5%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	80,000	76,860
3.169%, 10/01/2025	95,000	91,089
4.750%, 10/01/2025 (3)	155,000	149,248
5.000%, 10/01/2028	110,000	111,433
5.000%, 10/01/2029	10,000	10,132
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	105,000	95,543
5.000%, 10/01/2030 (Callable 10/01/2029)	140,000	141,611
4.000%, 10/01/2031 (Callable 10/01/2029)	65,000	60,559
3.625%, 05/20/2033	2,975,185	2,616,434
4.000%, 10/01/2033 (Callable 10/01/2029)	100,000	91,589
4.000%, 10/01/2034 (Callable 10/01/2029)	85,000	77,369
Industrial Development Authority of the City of Phoenix,
2.950%, 07/01/2026 (Callable 07/01/2025)	1,000,000	940,145
Maricopa County Industrial Development Authority:
4.500%, 07/01/2025 (3)	125,000	121,193
5.000%, 07/01/2025 (Insured by SD CRED PROG)	475,000	476,998
2.100%, 07/01/2026 (3)(5)	950,000	881,927
5.000%, 07/01/2026 (Insured by SD CRED PROG)	430,000	435,896
5.000%, 07/01/2027 (Insured by SD CRED PROG)	710,000	725,223
5.250%, 07/01/2033 (Callable 07/01/2030) (3)	725,000	698,714
6.000%, 07/01/2043 (Callable 07/01/2030) (3)	1,385,000	1,317,261
Total Arizona (Cost $9,694,609)		9,119,224	1.4%

Arkansas
Arkansas Development Finance Authority,
4.690%, 09/01/2044 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	5,000,000	5,000,000
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	506,279
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	810,000	716,861
City of Prairie Grove AR,
1.750%, 06/01/2051 (Callable 12/01/2026)(Insured by BAM)	560,000	486,442
City of West Memphis AR,
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)	605,000	441,434
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 10/30/2023)(Insured by ST AID)	255,000	221,608
Total Arkansas (Cost $7,637,216)		7,372,624	1.1%

California
Anaheim Public Financing Authority,
0.000%, 09/01/2031 (Insured by AGM)	1,500,000	1,062,803
California Community Choice Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)(Mandatory Tender Date 10/01/2031) (1)	1,750,000	1,745,872
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 10/30/2023)(Mandatory Tender Date 03/01/2024) (1)	900,000	894,361
California Housing Finance Agency:
3.750%, 03/25/2035 (Insured by FHLMC)	3,900,627	3,607,906
4.375%, 09/20/2036	1,496,774	1,365,142
3.600%, 08/01/2063 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026)(Insured by FHA) (1)	1,000,000	977,055
California Infrastructure & Economic Development Bank:
4.000%, 11/01/2039 (Callable 11/01/2031)	630,000	564,859
4.060%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	200,000	194,386
California Municipal Finance Authority,
5.000%, 05/15/2024	1,200,000	1,204,348
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 10/20/2023) (3)	600,000	574,849
2.375%, 11/15/2028 (Callable 10/20/2023) (3)	565,000	536,212
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	500,000	465,489
California Statewide Communities Development Authority:
5.000%, 08/01/2026 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	1,000,000	994,577
4.000%, 04/01/2036 (Callable 04/01/2030)	1,175,000	1,086,535
Calipatria Unified School District,
0.000%, 08/01/2027 (Insured by BAM)	165,000	138,544
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)	1,085,000	715,614
City of Los Angeles Department of Airports,
5.000%, 05/15/2034 (Callable 05/15/2028)	1,710,000	1,759,317
City of Vernon CA,
5.000%, 04/01/2025	3,000,000	3,014,542
Freddie Mac Multifamily ML Certificates:
3.350%, 11/25/2033	2,644,922	2,299,791
4.140%, 01/25/2040 (5)	2,991,753	2,623,631
Freddie Mac Multifamily Variable Rate Certificate,
2.875%, 07/25/2036	3,085,820	2,527,403
Inglewood Unified School District School Facilities Financing Authority,
5.250%, 10/15/2026 (Insured by AGM)	1,000,000	1,015,181
Irvine Facilities Financing Authority,
5.250%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,046,350
Long Beach Bond Finance Authority,
4.689%, 11/15/2026 (3 Month LIBOR USD + 1.430%) (2)	700,000	688,698
Mayers Memorial Hospital District:
0.000%, 08/01/2026	230,000	197,004
0.000%, 08/01/2029	165,000	121,214
0.000%, 08/01/2032	210,000	129,962
0.000%, 08/01/2034	260,000	140,882
Metropolitan Water District of Southern California,
3.500%, 07/01/2037 (SIFMA Municipal Swap Index + 0.140%)(Callable 11/23/2023)(Mandatory Tender Date 05/21/2024) (2)	150,000	149,557
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2026 (Insured by NATL)	750,000	670,732
Rialto Unified School District:
0.000%, 08/01/2037 (Callable 02/01/2033)(Insured by BAM)	470,000	244,485
0.000%, 08/01/2038 (Callable 02/01/2033)(Insured by BAM)	400,000	194,936
0.000%, 08/01/2039 (Callable 02/01/2033)(Insured by BAM)	675,000	308,974
Riverside County Redevelopment Successor Agency,
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)	80,000	81,754
Sacramento County Water Financing Authority,
0.678%, 06/01/2034 (3 Month TSFR + 0.550%)(Callable 10/30/2023)(Insured by NATL) (2)	2,560,000	2,253,330
Santa Cruz City High School District,
0.000%, 02/01/2024 (Insured by NATL)	200,000	197,125
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)	1,000,000	1,001,534
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 10/30/2023)	2,000,000	1,920,864
West Contra Costa Unified School District,
0.000%, 08/01/2031 (Insured by NATL)	2,000,000	1,425,971
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 10/30/2023)	225,000	213,718
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2026 (Insured by NATL)	315,000	276,196
Total California (Cost $43,880,700)		41,631,703	6.2%

Colorado
Arkansas River Power Authority:
5.875%, 10/01/2026 (ETM)(Insured by XLCA)	1,000,000	1,024,731
5.000%, 10/01/2029 (Callable 10/01/2028)	725,000	733,168
5.000%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,009,198
City & County of Denver CO,
5.000%, 11/15/2047 (Callable 11/15/2032)	1,320,000	1,314,133
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2028 (Callable 10/01/2025)	1,500,000	1,441,429
2.000%, 09/01/2030 (Callable 09/01/2028)	485,000	416,620
5.000%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,111,804
Colorado Health Facilities Authority:
2.125%, 05/15/2028 (Callable 10/30/2023)	750,000	684,696
5.000%, 08/01/2028	390,000	402,737
2.625%, 05/15/2029 (Callable 10/30/2023)	1,000,000	897,659
5.250%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,058,920
5.000%, 08/01/2044 (Callable 08/01/2029)	170,000	165,308
3.910%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)	2,000,000	1,983,131
5.000%, 05/15/2062 (Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (1)	4,000,000	4,102,209
Denver Convention Center Hotel Authority:
5.000%, 12/01/2024	1,500,000	1,500,314
5.000%, 12/01/2028 (Callable 12/01/2026)	720,000	724,426
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)	100,000	95,951
Denver Housing Authority,
5.000%, 07/01/2027 (Callable 07/01/2026)(Insured by HUD)	2,000,000	2,046,083
E-470 Public Highway Authority,
0.000%, 09/01/2031 (Insured by NATL)	1,500,000	1,059,851
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	565,000	550,791
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	140,000	117,901
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	135,000	140,536
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	1,643,000	1,186,510
Total Colorado (Cost $24,788,383)		23,768,106	3.5%

Connecticut
Connecticut Housing Finance Authority,
3.500%, 11/15/2045 (Callable 05/15/2029)	870,000	832,871
Connecticut State Health & Educational Facilities Authority:
3.500%, 07/01/2026	700,000	669,026
5.000%, 07/01/2027 (Callable 07/01/2026)	60,000	59,592
5.000%, 07/01/2029	400,000	411,803
5.000%, 07/01/2030	425,000	439,307
2.800%, 07/01/2057 (Mandatory Tender Date 02/03/2026) (1)	2,500,000	2,410,231
East Hartford Housing Authority,
4.250%, 02/01/2027 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)	1,000,000	989,258
State of Connecticut,
3.000%, 01/15/2032 (Callable 01/15/2031)	1,825,000	1,630,429
Town of Sprague CT:
4.000%, 09/01/2024 (Insured by BAM)	40,000	39,763
4.000%, 09/01/2025 (Insured by BAM)	55,000	54,459
Total Connecticut (Cost $7,877,392)		7,536,739	1.1%

District of Columbia
District of Columbia,
5.500%, 02/28/2034	1,000,000	1,079,979
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)	1,000,000	946,888
Metropolitan Washington Airports Authority,
5.000%, 10/01/2037 (Callable 10/01/2027)	1,000,000	1,005,507
Total District of Columbia (Cost $3,196,943)		3,032,374	0.4%

Florida
Capital Projects Finance Authority,
5.000%, 10/01/2027	1,000,000	1,012,980
Capital Trust Agency, Inc.:
5.250%, 12/01/2024 (3)	450,000	436,579
3.375%, 07/01/2031 (3)	1,000,000	911,718
6.375%, 05/01/2053 (Callable 05/01/2033) (3)	750,000	700,109
City of Sunrise FL,
3.000%, 10/01/2050 (Callable 10/01/2030)	2,000,000	1,271,156
City of Tallahassee FL,
5.000%, 12/01/2027 (Callable 12/01/2025)	500,000	505,566
County of Collier FL,
5.000%, 06/01/2025	850,000	847,832
County of Miami-Dade FL:
5.000%, 10/01/2024	285,000	285,772
5.000%, 10/01/2031 (Callable 10/01/2024)	160,000	160,585
Florida Development Finance Corp.:
4.000%, 06/01/2024 (3)	105,000	103,925
5.000%, 11/15/2024	600,000	603,668
4.000%, 06/15/2025	445,000	436,428
2.375%, 06/01/2027 (Callable 10/30/2023) (3)	550,000	521,807
5.250%, 06/15/2029 (Callable 06/15/2027) (3)	2,000,000	1,938,596
3.000%, 06/01/2032 (Callable 06/01/2024)	2,000,000	1,537,326
5.000%, 08/15/2032 (3)	455,000	437,630
5.000%, 02/01/2035 (Callable 02/01/2032)	1,000,000	944,970
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	55,000	50,274
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	299,428
Palm Beach County Housing Authority,
5.000%, 04/01/2026 (Mandatory Tender Date 04/01/2025) (1)	1,000,000	1,004,991
School Board of Miami-Dade County,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,000,000	1,019,587
Tradition Community Development District No. 1,
4.000%, 05/01/2028 (Callable 05/01/2024)(Insured by AGM)	1,495,000	1,497,186
UCF Stadium Corp.,
5.000%, 03/01/2025	370,000	373,463
Total Florida (Cost $17,499,490)		16,901,576	2.5%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	201,242
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	2,000,000	1,943,614
Bartow County Development Authority:
3.950%, 12/01/2032 (Mandatory Tender Date 03/08/2028) (1)	1,000,000	965,026
2.875%, 08/01/2043 (Mandatory Tender Date 08/19/2025) (1)	2,000,000	1,922,187
City of Atlanta GA:
4.250%, 07/01/2048 (Callable 07/01/2033)	500,000	464,304
5.000%, 07/01/2048 (Callable 07/01/2033)	1,700,000	1,684,897
5.000%, 07/01/2053 (Callable 07/01/2033)	2,600,000	2,573,376
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	95,380
Development Authority of Gwinnett County,
5.000%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,021,755
Gainesville & Hall County Development Authority,
2.850%, 11/15/2033 (Optional Put Date 10/02/2023)(Insured by AGC) (1)	1,500,000	1,500,000
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)	2,750,000	2,316,078
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023 (3)	1,000,000	999,015
5.000%, 05/15/2024	65,000	64,996
4.000%, 08/01/2048 (1)	500,000	499,836
4.467%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (2)	290,000	290,381
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	1,000,000	993,580
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)	1,000,000	973,589
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	2,850,000	2,686,989
5.000%, 12/01/2052 (Callable 03/01/2029)(Mandatory Tender Date 06/01/2029) (1)	1,250,000	1,247,668
5.000%, 06/01/2053 (Callable 03/01/2030)(Mandatory Tender Date 06/01/2030) (1)	2,000,000	1,983,513
Oconee County Industrial Development Authority,
5.750%, 03/01/2045 (Callable 03/01/2031)	1,740,000	1,411,928
Private Colleges & Universities Authority:
5.000%, 06/01/2027	200,000	204,948
5.000%, 06/01/2033 (Callable 06/01/2031)	500,000	522,075
Total Georgia (Cost $30,230,069)		28,566,377	4.2%

Hawaii
State of Hawaii,
5.000%, 08/01/2027 (Callable 10/20/2023)	2,535,000	2,533,012
Total Hawaii (Cost $2,535,000)		2,533,012	0.4%

Idaho
Idaho Housing & Finance Association,
3.000%, 05/01/2042 (Callable 05/01/2032)(Insured by SCH BD GTY)	425,000	285,777
Total Idaho (Cost $320,034)		285,777	0.0%

Illinois
Champaign & Piatt Counties Community Unit School District No. 3,
3.500%, 09/01/2029 (Callable 10/30/2023)	180,000	178,637
Chicago Board of Education:
0.000%, 12/01/2025 (Insured by NATL)	1,000,000	901,725
5.250%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,072,458
Chicago O'Hare International Airport:
5.000%, 01/01/2036 (Callable 01/01/2032)	500,000	513,399
5.500%, 01/01/2055 (Callable 01/01/2032)	1,255,000	1,281,857
Chicago Park District:
5.000%, 01/01/2024	225,000	225,345
5.000%, 01/01/2029 (Callable 01/01/2024)	1,125,000	1,118,428
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	49,666
5.250%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,290,942
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	2,430,000	2,435,225
City of Chicago IL:
5.000%, 11/01/2023	125,000	125,038
5.000%, 11/01/2027 (Callable 11/01/2026)(Insured by BAM)	100,000	103,453
0.000%, 01/01/2029 (Insured by NATL)	4,125,000	3,222,031
5.000%, 11/01/2029 (Callable 11/01/2026)	390,000	395,344
5.500%, 01/01/2040 (Callable 01/01/2032)	1,000,000	1,023,261
5.250%, 01/01/2042 (Callable 07/01/2032)(Insured by AGM)	1,000,000	1,043,316
5.250%, 01/01/2043 (Callable 07/01/2032)(Insured by AGM)	1,000,000	1,041,150
City of Springfield IL,
5.000%, 03/01/2033 (Callable 03/01/2025)	1,000,000	1,004,390
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	325,020
Crawford Hospital District,
4.000%, 01/01/2027 (Insured by AGM)	315,000	311,037
Illinois Finance Authority:
5.000%, 10/01/2023	100,000	100,000
5.000%, 11/01/2024	50,000	49,951
3.000%, 05/01/2025	265,000	256,954
5.000%, 09/01/2025	1,185,000	1,169,299
5.000%, 10/01/2025	150,000	151,123
5.000%, 09/01/2027 (Callable 09/01/2026)	500,000	507,301
4.000%, 05/01/2030 (Callable 05/01/2028)	275,000	261,429
3.000%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,243,543
5.000%, 02/15/2032 (Callable 08/15/2027)	500,000	501,538
5.000%, 02/15/2037 (Callable 08/15/2027)	1,000,000	967,744
4.125%, 11/15/2037 (Callable 11/15/2025)	300,000	273,741
5.000%, 11/15/2039 (Callable 05/15/2025)	2,500,000	2,424,861
Illinois Housing Development Authority:
4.000%, 06/01/2026 (Mandatory Tender Date 06/01/2025)(Insured by FHA) (1)	500,000	492,540
2.900%, 08/01/2031 (Callable 02/01/2026)	1,000,000	886,907
3.300%, 04/01/2045 (Callable 10/02/2023)(Optional Put Date 10/06/2023)(Insured by GNMA) (1)	500,000	500,000
4.500%, 10/01/2052 (Callable 10/01/2030)(Insured by GNMA)	1,405,000	1,388,198
Illinois Sports Facilities Authority:
5.000%, 06/15/2030	900,000	895,866
5.000%, 06/15/2031	2,025,000	2,005,737
5.250%, 06/15/2031 (Callable 06/15/2024)(Insured by AGM)	600,000	602,843
Joliet Park District,
4.000%, 02/01/2033 (Callable 10/30/2023)(Insured by AGM)	150,000	150,005
Madison County Community Unit School District No. 8,
4.000%, 12/01/2032 (Callable 12/01/2028)(Insured by BAM)	1,000,000	984,530
Madison, Bond, Etc. Counties Community Unit School District No. 5:
5.500%, 02/01/2032 (Callable 02/01/2030)(Insured by AGM)	475,000	516,768
5.500%, 02/01/2034 (Callable 02/01/2030)(Insured by AGM)	600,000	652,018
5.500%, 02/01/2035 (Callable 02/01/2030)(Insured by AGM)	570,000	617,786
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2027 (Insured by AGM)	750,000	637,611
0.000%, 12/15/2034 (Insured by NATL)	2,000,000	1,189,332
Niles Park District,
3.000%, 12/01/2032 (Callable 10/30/2023)	700,000	629,306
Northern Illinois University:
5.000%, 04/01/2024 (Insured by BAM)	500,000	501,610
5.000%, 10/01/2031 (Callable 04/01/2031)(Insured by BAM)	450,000	459,890
4.000%, 10/01/2032 (Callable 04/01/2031)(Insured by BAM)	500,000	475,669
Peoria Public Building Commission,
0.000%, 12/01/2025	1,000,000	895,932
Southern Illinois University,
4.000%, 04/01/2030 (Insured by BAM)	1,575,000	1,488,871
State of Illinois:
5.000%, 01/01/2026	50,000	50,925
5.000%, 11/01/2026	2,000,000	2,051,317
University of Illinois,
4.000%, 04/01/2034 (Callable 04/01/2025)	650,000	620,191
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	220,000	202,840
Village of River Grove IL,
4.000%, 12/15/2032 (Callable 12/15/2030)(Insured by BAM)	505,000	483,313
Wauconda Special Service Area No. 1,
5.000%, 03/01/2033 (Callable 03/01/2025)(Insured by BAM)	3,410,000	3,422,392
Will County Community High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	256,363
0.000%, 01/01/2032 (Insured by BAM)	125,000	85,298
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	150,000	144,347
Total Illinois (Cost $50,634,241)		48,857,611	7.3%

Indiana
City of Rockport IN,
3.125%, 07/01/2025	2,000,000	1,937,624
Indiana Finance Authority:
3.500%, 03/01/2024	3,000,000	2,982,296
5.500%, 04/01/2024	665,000	665,881
5.000%, 04/01/2028	870,000	856,687
5.000%, 03/01/2036 (Callable 03/01/2025)	2,000,000	2,009,155
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	148,537
Indianapolis Local Public Improvement Bond Bank,
5.250%, 02/01/2048 (Callable 08/01/2033)	2,800,000	2,932,755
Plainfield Redevelopment Authority,
3.250%, 08/01/2032 (Callable 10/30/2023)(Insured by ST AID)	145,000	127,894
Plainfield Redevelopment District,
3.000%, 07/01/2031 (Callable 07/01/2027)	435,000	381,976
Posey County Redevelopment Authority,
5.000%, 07/15/2025	3,000,000	3,028,890
Total Indiana (Cost $15,495,751)		15,071,695	2.2%

Iowa
City of Coralville IA,
4.000%, 06/01/2024	200,000	197,884
City of Stuart IA,
4.750%, 06/01/2026 (Callable 06/01/2025)	1,000,000	986,685
Iowa Finance Authority:
7.500%, 01/01/2032 (Callable 01/01/2030) (3)	1,000,000	927,455
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	160,000	155,237
5.500%, 07/01/2053 (Callable 01/01/2033)(Insured by GNMA)	2,575,000	2,647,176
Iowa Higher Education Loan Authority:
3.000%, 04/01/2024	255,000	252,524
5.000%, 10/01/2037 (Callable 10/01/2030)	400,000	397,747
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	1,210,000	1,207,089
Total Iowa (Cost $6,952,767)		6,771,797	1.0%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	25,000	23,841
City of Park City KS,
3.750%, 09/01/2026 (Callable 09/01/2024)	1,000,000	975,932
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	95,000	78,055
Total Kansas (Cost $1,097,919)		1,077,828	0.2%

Kentucky
Garrard County School District Finance Corp.:
5.000%, 08/01/2036 (Callable 08/01/2031)(Insured by BAM)	1,220,000	1,273,189
5.000%, 08/01/2037 (Callable 08/01/2031)(Insured by BAM)	1,000,000	1,031,684
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	35,000	31,771
5.000%, 07/01/2028 (Callable 07/01/2025)	2,335,000	2,347,519
5.000%, 06/01/2030 (Callable 06/01/2027)	50,000	49,423
5.000%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,259,519
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	130,458
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	2,500,000	2,476,615
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	320,000	315,251
4.757%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	700,000	697,504
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	275,000	269,673
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)(Insured by ST AID)	230,000	232,902
Total Kentucky (Cost $10,507,519)		10,115,508	1.5%

Louisiana
Ernest N. Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2038 (Callable 07/15/2033)	1,000,000	1,042,172
Louisiana Local Government Environmental Facilities & Community Development Authority:
4.000%, 10/01/2023	100,000	100,000
4.000%, 10/01/2024	145,000	143,751
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	1,123,000	1,050,014
5.250%, 06/15/2033 (Callable 06/15/2031) (3)	1,050,000	934,008
Louisiana Public Facilities Authority:
5.000%, 10/01/2024 (5)	400,000	396,372
5.250%, 10/01/2029 (5)	560,000	565,623
5.000%, 05/15/2033 (Callable 05/15/2030)	350,000	365,420
5.250%, 10/01/2033 (5)	2,515,000	2,525,907
5.250%, 10/01/2046 (Callable 10/01/2033) (5)	110,000	99,416
St. Tammany Parish Hospital Service District No. 1,
5.000%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,569,416
Total Louisiana (Cost $9,177,067)		8,792,099	1.3%

Maine
City of Lewiston ME:
1.375%, 02/15/2033 (Callable 02/15/2028)	1,000,000	714,365
1.500%, 02/15/2035 (Callable 02/15/2028)	1,435,000	976,148
Finance Authority of Maine:
5.000%, 12/01/2023 (Insured by AGM)	125,000	125,136
5.000%, 12/01/2024 (Insured by AGM)	125,000	125,868
5.000%, 12/01/2025 (Insured by AGM)	200,000	202,459
5.000%, 12/01/2026 (Insured by AGM)	200,000	203,298
Maine Health & Higher Educational Facilities Authority:
5.000%, 07/01/2026 (Insured by ST AID)	100,000	102,096
5.000%, 07/01/2034 (Callable 07/01/2030)(Insured by ST AID)	960,000	992,959
5.000%, 07/01/2035 (Callable 07/01/2030)(Insured by ST AID)	1,510,000	1,557,521
5.000%, 07/01/2036 (Callable 07/01/2030)(Insured by ST AID)	1,615,000	1,658,372
Maine State Housing Authority,
5.000%, 11/15/2052 (Callable 11/15/2031)	990,000	993,378
Total Maine (Cost $8,069,591)		7,651,600	1.1%

Maryland
Maryland Community Development Administration:
4.050%, 10/01/2024	1,000,000	991,009
3.850%, 03/01/2025	2,000,000	1,959,496
0.550%, 09/01/2026	555,000	495,623
2.000%, 03/01/2032 (Callable 09/01/2030)	400,000	318,896
3.750%, 03/01/2050 (Callable 03/01/2029)	1,595,000	1,544,158
Maryland Economic Development Corp.,
3.500%, 07/01/2024 (3)	515,000	504,254
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2024	540,000	540,020
5.000%, 01/01/2025	470,000	471,150
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)	380,000	390,235
Total Maryland (Cost $7,460,837)		7,214,841	1.1%

Massachusetts
Massachusetts Development Finance Agency:
5.000%, 07/15/2025 (3)	65,000	64,170
5.000%, 07/01/2028 (Callable 07/01/2026)	720,000	726,777
5.000%, 07/01/2044 (Callable 07/01/2027)	575,000	549,658
Massachusetts Educational Financing Authority:
5.000%, 01/01/2027 (Callable 01/01/2025)	2,500,000	2,505,217
2.000%, 07/01/2037 (Callable 07/01/2031)	2,600,000	2,082,966
4.250%, 07/01/2044 (Callable 07/01/2033)	2,285,000	2,117,345
Total Massachusetts (Cost $8,776,337)		8,046,133	1.2%

Michigan
Charter Township of Lansing MI,
2.750%, 05/01/2028 (Callable 10/30/2023)	265,000	239,914
City of Detroit MI,
6.000%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,070,677
Michigan Finance Authority:
5.000%, 07/01/2024	260,000	259,276
5.000%, 07/01/2025 (Callable 07/01/2024)	140,000	139,225
5.000%, 07/01/2026 (Callable 07/01/2024)	300,000	298,075
5.250%, 02/01/2027	1,465,000	1,449,835
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	161,586
4.500%, 10/01/2029 (Callable 10/01/2024)	3,550,000	3,399,796
5.000%, 07/01/2030 (Callable 07/01/2024)	165,000	164,556
5.000%, 05/15/2032 (Callable 05/15/2025)	2,000,000	2,012,257
5.000%, 05/15/2033 (Callable 05/15/2025)	1,265,000	1,271,849
5.000%, 10/01/2039 (Callable 10/01/2024)(Partially Pre-refunded)	1,500,000	1,474,157
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	118,355
Michigan State Hospital Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2025)	255,000	257,108
Michigan State University:
5.000%, 02/15/2036 (Callable 02/15/2033)	440,000	480,094
5.000%, 08/15/2036 (Callable 02/15/2033)	800,000	868,987
5.000%, 08/15/2037 (Callable 02/15/2033)	800,000	860,033
5.000%, 08/15/2038 (Callable 02/15/2033)	1,150,000	1,229,699
Walled Lake Consolidated School District,
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by Q-SBLF)	435,000	441,280
Total Michigan (Cost $16,830,329)		16,196,759	2.4%

Minnesota
City of Center City MN,
4.000%, 11/01/2031 (Callable 11/01/2027)	245,000	232,626
County of Washington MN:
2.375%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,247,956
2.375%, 02/01/2036 (Callable 02/01/2028)	1,590,000	1,248,610
Housing & Redevelopment Authority of the City of St. Paul MN:
3.500%, 12/01/2025 (Callable 12/01/2023)(Mandatory Tender Date 06/01/2024)(Insured by HUD) (1)	1,900,000	1,881,074
4.000%, 09/01/2031 (Callable 09/01/2024)	350,000	321,107
Minnesota Housing Finance Agency:
3.450%, 02/01/2025 (Callable 08/01/2024)	2,000,000	1,963,464
3.500%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	1,210,000	1,162,370
5.750%, 07/01/2053 (Callable 01/01/2033)(Insured by GNMA)	1,000,000	1,039,111
Zumbro Education District,
4.000%, 02/01/2031	370,000	350,827
Total Minnesota (Cost $9,964,569)		9,447,145	1.4%

Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	314,821
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	954,360
Mississippi Development Bank:
5.000%, 11/01/2025	840,000	836,638
5.000%, 11/01/2026	780,000	776,821
Mississippi Home Corp.:
4.000%, 12/01/2043 (Callable 12/01/2026)(Insured by GNMA)	45,000	44,337
5.000%, 12/01/2052 (Callable 06/01/2031)(Insured by GNMA)	2,350,000	2,359,241
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	415,000	422,702
Vicksburg Warren School District:
5.000%, 03/01/2025	350,000	351,846
5.000%, 03/01/2028	270,000	274,505
Total Mississippi (Cost $6,663,863)		6,335,271	0.9%

Missouri
Clay County School District No. 40:
5.000%, 04/01/2036 (Callable 04/01/2033)	550,000	565,501
5.000%, 04/01/2038 (Callable 04/01/2033)	480,000	482,708
County of Platte MO:
5.000%, 02/01/2025 (Callable 10/30/2023)	125,000	124,102
3.000%, 03/01/2027 (Callable 10/30/2023)	200,000	184,504
Dunklin R-V School District,
4.000%, 03/01/2043 (Callable 03/01/2031)(Insured by ST AID)	940,000	842,578
Fulton Public School District No. 58,
5.000%, 03/01/2038 (Callable 03/01/2025)(Insured by ST AID)	750,000	757,110
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 02/01/2025	700,000	690,635
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	179,873
4.000%, 08/01/2027	440,000	414,138
5.000%, 09/01/2027	150,000	148,732
5.000%, 02/01/2029 (Callable 02/01/2024)	1,000,000	993,016
5.000%, 02/01/2030 (Callable 02/01/2026)	160,000	158,877
4.000%, 08/01/2030 (Callable 08/01/2024)	570,000	510,409
4.000%, 02/01/2032 (Callable 02/01/2029)	325,000	298,891
5.000%, 05/15/2036 (Callable 05/15/2026)	875,000	883,343
Industrial Development Authority of University City,
5.500%, 06/15/2042 (Callable 06/15/2033)	1,000,000	943,085
Joplin Schools,
2.000%, 03/01/2032 (Callable 03/01/2029)(Insured by BAM)	1,000,000	795,864
Missouri Housing Development Commission,
2.350%, 11/01/2046 (Callable 05/01/2030)(Insured by GNMA)	730,000	488,980
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	155,000	151,939
5.000%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,004,492
3.875%, 10/01/2035 (Callable 10/01/2029)	2,965,000	2,583,877
5.000%, 04/01/2038 (Callable 04/01/2027)	595,000	596,796
St. Louis Municipal Finance Corp.:
5.000%, 02/15/2025	300,000	302,864
5.000%, 10/01/2040 (Callable 10/01/2030)(Insured by AGM)	1,750,000	1,764,101
5.000%, 10/01/2045 (Callable 10/01/2030)(Insured by AGM)	1,000,000	995,159
Total Missouri (Cost $17,510,481)		16,861,574	2.5%

Montana
City of Forsyth MT,
3.875%, 07/01/2028 (Callable 04/02/2028)	600,000	572,165
Montana Facility Finance Authority:
5.000%, 07/01/2029 (Callable 07/01/2028)	1,040,000	1,048,149
5.000%, 07/01/2030 (Callable 07/01/2028)	635,000	639,850
Total Montana (Cost $2,373,704)		2,260,164	0.3%

Nebraska
Central Plains Energy Project,
5.000%, 05/01/2054 (Callable 08/01/2029)(Mandatory Tender Date 11/01/2029) (1)	1,500,000	1,517,447
City of Fremont NE,
1.750%, 07/15/2034 (Callable 07/08/2028)	1,055,000	775,008
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2026 (Callable 05/15/2024)	315,000	309,086
Madison County Hospital Authority No. 1,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	503,028
Total Nebraska (Cost $3,247,426)		3,104,569	0.5%

Nevada
City of Reno NV,
5.000%, 06/01/2031 (Callable 10/30/2023)(Insured by AGM)	1,000,000	994,376
Henderson Public Improvement Trust,
3.000%, 01/01/2026 (ETM)	270,000	262,806
State of Nevada,
4.000%, 12/15/2025 (3)	1,450,000	1,401,343
Total Nevada (Cost $2,722,485)		2,658,525	0.4%

New Hampshire
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	2,000,000	1,692,343
3.735%, 10/01/2033 (SIFMA Municipal Swap Index + 0.375%)(Callable 10/02/2023)(Mandatory Tender Date 07/01/2024) (2)	1,250,000	1,231,914
4.500%, 10/01/2033 (6)	2,750,000	2,716,483
4.375%, 09/20/2036	2,460,658	2,278,532
4.000%, 10/20/2036	1,975,527	1,769,890
4.500%, 06/01/2053 (Callable 06/01/2033)(Insured by BAM)	1,650,000	1,476,792
Total New Hampshire (Cost $11,708,278)		11,165,954	1.7%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	140,000	137,952
New Jersey Economic Development Authority:
4.610%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	430,000	430,996
5.625%, 01/01/2052 (Callable 01/01/2024)	1,000,000	1,001,454
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	70,924
5.000%, 07/01/2026 (Callable 07/01/2025)	595,000	600,628
5.000%, 07/01/2028 (Insured by AGM)	125,000	127,752
New Jersey Health Care Facilities Financing Authority,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	1,095,000	1,103,913
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2025	1,200,000	1,210,075
5.000%, 12/01/2027	775,000	787,419
5.000%, 12/01/2027 (Callable 12/01/2026)	1,400,000	1,417,320
New Jersey Housing & Mortgage Finance Agency:
3.600%, 05/01/2026 (Insured by HUD)	3,000,000	2,922,331
1.800%, 10/01/2027	3,655,000	3,244,698
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2027 (Insured by BAM)	1,750,000	1,470,354
0.000%, 12/15/2029 (Insured by AGM)	2,000,000	1,537,735
0.000%, 12/15/2030	1,000,000	728,543
0.000%, 12/15/2038 (Insured by BAM)	2,000,000	936,801
South Jersey Port Corp.,
3.500%, 01/01/2032 (Callable 01/01/2026)	100,000	93,612
South Jersey Transportation Authority,
5.250%, 11/01/2052 (Callable 11/01/2032)(Insured by BAM)	1,250,000	1,288,454
Total New Jersey (Cost $19,795,818)		19,110,961	2.8%

New Mexico
New Mexico Mortgage Finance Authority,
5.000%, 02/01/2042 (Callable 10/01/2024)(Mandatory Tender Date 06/01/2025)(Insured by HUD) (1)	2,000,000	2,009,464
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)(Insured by NATL)	185,000	185,088
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	360,748
Total New Mexico (Cost $2,604,257)		2,555,300	0.4%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	172,524
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025)(Insured by FHA) (1)	2,000,000	1,979,990
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029) (3)	1,000,000	890,822
City of Amsterdam NY,
5.000%, 06/20/2024	1,500,000	1,498,696
City of Long Beach NY,
5.250%, 07/15/2037 (Callable 07/15/2030)(Insured by BAM)	200,000	207,273
City of Poughkeepsie NY:
4.000%, 04/15/2028	230,000	217,049
4.000%, 04/15/2030	250,000	236,133
City of Schenectady NY,
4.750%, 05/03/2024	4,900,000	4,921,680
Dutchess County NY Local Development Corp.,
5.000%, 07/01/2030 (Callable 07/01/2026)	180,000	181,888
Huntington Local Development Corp.,
4.000%, 07/01/2027	820,000	773,530
Long Island Power Authority,
3.810%, 09/01/2038 (SIFMA Municipal Swap Index + 0.450%)(Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (2)	785,000	780,263
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	2,488,660	2,437,193
New York City Housing Development Corp.:
2.250%, 11/01/2041 (Callable 05/01/2029)	1,410,000	912,178
2.550%, 11/01/2045 (Callable 02/01/2029)	2,170,000	1,391,113
3.000%, 02/15/2048 (Callable 05/15/2024)	2,000,000	1,963,824
3.500%, 02/15/2048 (Callable 05/15/2024)	1,600,000	1,572,063
0.700%, 11/01/2060 (Callable 10/20/2023)(Mandatory Tender Date 07/01/2025) (1)	3,510,000	3,264,585
0.600%, 05/01/2061 (Callable 10/20/2023)(Mandatory Tender Date 07/01/2025)(Insured by FHA) (1)	2,755,000	2,542,700
New York City Industrial Development Agency,
2.000%, 01/01/2038 (Callable 01/01/2031)(Insured by AGM)	1,200,000	769,866
New York State Housing Finance Agency:
0.750%, 05/01/2025 (Callable 10/20/2023)(Insured by SONYMA)	2,000,000	1,877,040
0.650%, 11/01/2056 (Callable 10/20/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)	1,000,000	912,323
1.000%, 11/01/2061 (Callable 10/20/2023)(Mandatory Tender Date 11/01/2026)(Insured by SONYMA) (1)	3,000,000	2,685,853
New York Transportation Development Corp.,
5.000%, 01/01/2029 (Callable 01/01/2028)	3,135,000	3,162,423
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	165,000
5.000%, 10/01/2024	35,000	34,604
5.000%, 10/01/2025	225,000	220,211
4.125%, 10/01/2035 (Callable 10/01/2025)	555,000	452,815
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	180,000	183,712
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	351,657
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	110,000	107,226
Town of Ramapo NY:
3.375%, 05/15/2024 (Callable 10/30/2023)	25,000	24,471
3.000%, 11/01/2027 (Callable 10/20/2023)	100,000	89,200
4.125%, 05/15/2028 (Callable 10/30/2023)	115,000	105,864
Triborough Bridge & Tunnel Authority,
3.944%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	1,460,000	1,453,730
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	2,000,000	1,895,597
Total New York (Cost $41,856,146)		40,435,096	6.0%

North Carolina
Charlotte-Mecklenburg Hospital Authority,
2.900%, 01/15/2048 (Optional Put Date 10/02/2023) (1)	750,000	750,000
City of Asheville NC,
2.000%, 08/01/2041 (Callable 08/01/2031)	1,185,000	729,707
Greater Asheville Regional Airport Authority:
5.000%, 07/01/2038 (Callable 07/01/2033)(Insured by AGM)	270,000	274,724
5.250%, 07/01/2040 (Callable 07/01/2033)(Insured by AGM)	500,000	516,037
North Carolina Housing Finance Agency,
4.000%, 07/01/2050 (Callable 01/01/2029)(Insured by GNMA)	815,000	794,679
North Carolina Medical Care Commission,
5.000%, 01/01/2038 (Callable 01/01/2026)	1,250,000	1,191,095
State of North Carolina,
2.000%, 06/01/2032 (Callable 06/01/2029)	525,000	428,086
University of North Carolina at Chapel Hill,
4.207%, 12/01/2041 (SOFR + 0.650%)(Callable 12/01/2024)(Mandatory Tender Date 06/01/2025) (2)	1,750,000	1,740,976
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	47,590
Total North Carolina (Cost $6,739,908)		6,472,894	1.0%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 10/30/2023)	2,000,000	1,934,478
City of Grand Forks ND:
5.000%, 12/01/2024	100,000	99,742
5.000%, 12/01/2029	750,000	747,027
City of Horace ND:
3.250%, 08/01/2024 (Callable 10/30/2023)	1,125,000	1,104,106
4.000%, 01/01/2025 (Callable 01/01/2024)	1,000,000	989,216
5.125%, 07/01/2025 (Callable 07/01/2024)	780,000	782,388
6.000%, 05/01/2049 (Callable 05/01/2032) (6)	1,500,000	1,504,128
City of Larimore ND,
0.850%, 05/01/2024 (Callable 10/30/2023)	1,100,000	1,066,985
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)	1,010,000	919,280
3.000%, 09/01/2036 (Callable 09/01/2024)	255,000	202,405
City of Mayville ND,
3.750%, 08/01/2025 (Callable 10/30/2023)	1,000,000	951,820
County of Ward ND:
5.000%, 06/01/2029 (Callable 06/01/2028)	1,000,000	932,912
5.000%, 06/01/2031 (Callable 06/01/2028)	1,365,000	1,247,591
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 10/16/2023)	425,000	416,107
4.000%, 03/01/2032 (Callable 10/16/2023)	15,000	12,515
Total North Dakota (Cost $13,397,385)		12,910,700	1.9%

Ohio
City of Whitehall OH,
4.750%, 11/30/2023 (Insured by ST AID)	1,000,000	999,355
Cleveland-Cuyahoga County Port Authority,
5.500%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,417,762
Columbus Metropolitan Housing Authority:
2.000%, 11/01/2026 (Callable 10/16/2023)	265,000	247,648
3.000%, 11/01/2028 (Callable 10/16/2023)	275,000	259,742
County of Cuyahoga OH,
5.000%, 12/01/2026 (Callable 06/01/2024)	1,000,000	1,001,716
County of Hamilton OH,
5.000%, 02/01/2028 (Callable 02/01/2024)	250,000	243,414
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	200,000	171,879
Hamilton County Convention Facilities Authority,
5.000%, 12/01/2026 (Callable 12/01/2023)	1,000,000	1,000,079
Lancaster Port Authority,
5.000%, 08/01/2049 (Callable 11/01/2024)(Mandatory Tender Date 02/01/2025) (1)	635,000	637,073
Northeast Ohio Medical University:
5.000%, 12/01/2024	75,000	75,301
5.000%, 12/01/2026	100,000	100,973
Ohio Air Quality Development Authority:
1.375%, 02/01/2026 (Mandatory Tender Date 11/01/2024) (1)	1,000,000	951,497
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)	2,150,000	2,101,832
4.250%, 11/01/2040 (Mandatory Tender Date 06/01/2027) (1)	1,000,000	971,511
Ohio Higher Educational Facility Commission:
9.662%, 12/01/2023 (CPI YOY + 1.120%)(Insured by AMBAC) (2)	500,000	501,493
5.000%, 12/01/2032	595,000	582,507
Ohio Housing Finance Agency:
6.000%, 02/01/2026 (Callable 02/01/2025) (3)	1,000,000	990,309
2.450%, 09/01/2045 (Callable 09/01/2029)(Insured by GNMA)	550,000	404,972
4.500%, 03/01/2050 (Callable 09/01/2028)	790,000	780,496
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	115,000	110,947
Port of Greater Cincinnati Development Authority,
5.000%, 05/01/2025 (Callable 11/01/2023) (3)	3,500,000	3,447,160
State of Ohio:
5.000%, 12/31/2026 (Callable 06/30/2025)(Insured by AGM)	1,000,000	1,005,399
5.000%, 12/31/2035 (Callable 06/30/2025)(Insured by AGM)	1,600,000	1,603,597
5.000%, 12/31/2039 (Callable 06/30/2025)	1,000,000	946,745
Warren County Port Authority,
4.000%, 12/01/2041 (Callable 12/01/2031)	570,000	445,296
Total Ohio (Cost $21,650,425)		20,998,703	3.1%

Oklahoma
Canadian County Educational Facilities Authority:
5.000%, 09/01/2029	1,000,000	1,039,696
5.250%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,677,369
Delaware County Educational Facilities Authority,
5.000%, 09/01/2029	1,630,000	1,696,435
Muskogee Industrial Trust,
4.000%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,342,399
Norman Regional Hospital Authority,
5.000%, 09/01/2029 (Callable 09/01/2026)	1,595,000	1,543,600
Oklahoma Development Finance Authority,
3.800%, 08/15/2031 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	1,850,000	1,850,000
Pontotoc County Educational Facilities Authority:
4.000%, 09/01/2026	200,000	199,056
4.000%, 09/01/2027	325,000	324,752
4.000%, 09/01/2028	300,000	298,819
4.000%, 09/01/2029	275,000	273,374
4.000%, 09/01/2030	400,000	396,255
Tulsa Industrial Authority,
5.000%, 10/01/2023	185,000	185,000
Total Oklahoma (Cost $12,334,626)		11,826,755	1.8%

Oregon
Lane County School District No. 40:
0.000%, 06/15/2032 (Insured by SCH BD GTY)	450,000	308,409
0.000%, 06/15/2033 (Insured by SCH BD GTY)	400,000	261,185
0.000%, 06/15/2038 (Callable 06/15/2033)(Insured by SCH BD GTY)	750,000	362,247
Oregon State Business Development Commission,
3.800%, 12/01/2040 (Callable 02/01/2028)(Mandatory Tender Date 06/15/2028) (1)	1,000,000	979,277
Oregon State Facilities Authority:
5.000%, 10/01/2025	325,000	326,819
5.000%, 10/01/2028	150,000	152,554
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 10/30/2023)	70,000	68,965
3.600%, 07/01/2034 (Callable 07/01/2024)	700,000	670,525
2.900%, 07/01/2043 (Callable 07/01/2027)	1,000,000	893,811
4.000%, 01/01/2047 (Callable 07/01/2025)	10,000	9,901
4.000%, 07/01/2047 (Callable 07/01/2026)	150,000	147,752
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 10/20/2023)	535,000	512,478
4.000%, 11/15/2026 (Callable 11/15/2024)	300,000	284,625
2.125%, 11/15/2027 (Callable 10/20/2023)	1,000,000	932,303
Total Oregon (Cost $6,092,821)		5,910,851	0.9%

Pennsylvania
Bucks County Industrial Development Authority,
5.000%, 07/01/2028	470,000	457,246
Central Bradford Progress Authority,
3.930%, 12/01/2041 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	1,000,000	1,000,000
Chester County Industrial Development Authority:
5.000%, 08/01/2035 (Callable 10/30/2023)	730,000	690,012
5.000%, 08/01/2045 (Callable 10/30/2023)	500,000	443,430
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)(Insured by AGM)	415,000	414,473
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by AGM)	370,000	369,634
City of Erie Higher Education Building Authority,
5.000%, 05/01/2029	370,000	369,452
City of York PA:
5.000%, 11/15/2025	525,000	522,176
5.000%, 11/15/2026	205,000	204,065
5.000%, 11/15/2027	220,000	219,636
Coatesville School District,
5.000%, 11/15/2031 (Callable 11/15/2030)(Insured by BAM) (6)	3,000,000	3,163,822
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	30,000	30,374
5.000%, 01/01/2029 (Callable 01/01/2025)	75,000	75,048
Delaware Valley Regional Finance Authority,
4.517%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	994,063
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,529,604
Highlands School District:
5.000%, 04/15/2034 (Callable 04/15/2032)(Insured by AGM)	330,000	347,776
5.000%, 04/15/2035 (Callable 04/15/2032)(Insured by AGM)	270,000	283,538
Latrobe Industrial Development Authority:
5.000%, 03/01/2024	80,000	79,915
5.000%, 03/01/2025	110,000	109,689
5.000%, 03/01/2026	260,000	258,260
Montgomery County Industrial Development Authority:
2.850%, 11/15/2029 (Optional Put Date 10/02/2023)(Insured by AGC) (1)	1,000,000	1,000,000
4.000%, 10/01/2036 (Callable 10/01/2026)	430,000	367,452
4.100%, 04/01/2053 (Mandatory Tender Date 04/03/2028) (1)	1,000,000	996,344
Northeastern Pennsylvania Hospital and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)	260,000	250,176
Pennsylvania Economic Development Financing Authority:
0.000%, 01/01/2031 (County Guaranteed)	1,405,000	1,004,378
5.500%, 01/01/2033 (Callable 01/01/2024)(Insured by AGM)	3,000,000	3,006,270
0.000%, 01/01/2037 (Insured by AGM)	3,495,000	1,820,896
0.000%, 01/01/2046 (Insured by BAM)	1,005,000	298,104
Pennsylvania Higher Education Assistance Agency,
4.500%, 06/01/2043 (Callable 06/01/2031)	1,375,000	1,302,587
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025	200,000	202,735
5.000%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,238,036
Pennsylvania Housing Finance Agency:
3.200%, 04/01/2040 (Callable 10/01/2025)	155,000	124,874
5.500%, 10/01/2053	1,375,000	1,413,599
Pennsylvania Turnpike Commission:
0.000%, 12/01/2039 (Callable 06/01/2029) (5)	290,000	283,366
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	35,000	34,143
Philadelphia Authority for Industrial Development,
5.250%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,753,962
Redevelopment Authority of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	101,412
Sayre Health Care Facilities Authority,
4.155%, 12/01/2031 (3 Month LIBOR USD + 0.830%)(Callable 10/30/2023) (2)	2,180,000	2,021,772
School District of Philadelphia,
5.000%, 09/01/2031 (Callable 09/01/2029)(Insured by ST AID)	1,000,000	1,037,349
State Public School Building Authority,
5.000%, 12/01/2028 (Pre-refunded to 12/01/2026)(Insured by AGM)	15,000	15,588
Westmoreland County Industrial Development Authority,
5.000%, 07/01/2028	575,000	581,291
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)	730,000	578,112
Total Pennsylvania (Cost $32,117,421)		30,994,659	4.6%

Puerto Rico
Commonwealth of Puerto Rico,
0.000%, 07/01/2024	487,179	470,618
Total Puerto Rico (Cost $472,660)		470,618	0.1%

Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	500,000	501,053
Rhode Island Student Loan Authority,
5.000%, 12/01/2028	1,175,000	1,208,483
Total Rhode Island (Cost $1,766,343)		1,709,536	0.3%

South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2029 (Callable 10/01/2026)	500,000	512,503
Newberry Investing in Children's Education,
5.000%, 12/01/2029 (Callable 12/01/2024)	500,000	503,418
Scago Educational Facilities Corp. for Colleton School District,
5.000%, 12/01/2023	3,700,000	3,701,615
South Carolina Jobs-Economic Development Authority:
5.250%, 11/15/2028 (Callable 05/15/2025)	2,000,000	1,966,486
5.750%, 11/15/2029 (Callable 05/15/2025)	1,000,000	932,452
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	121,511
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	355,055
3.900%, 05/01/2048 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	1,775,000	1,775,000
7.500%, 11/15/2053 (Callable 11/15/2030)	900,000	860,715
7.750%, 11/15/2058 (Callable 11/15/2030)	1,000,000	955,967
South Carolina Public Service Authority,
5.000%, 12/01/2032 (Callable 06/01/2026)	465,000	470,844
Spartanburg County School District No. 4,
5.250%, 03/01/2052 (Callable 03/01/2032)(Insured by SCSDE)	1,000,000	1,043,675
Spartanburg Housing Authority,
2.000%, 03/01/2026 (Mandatory Tender Date 03/01/2025) (1)	3,500,000	3,383,608
Three Rivers Solid Waste Authority,
0.000%, 10/01/2025	1,085,000	991,833
Total South Carolina (Cost $17,985,369)		17,574,682	2.6%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	225,651
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	102,101
Total South Dakota (Cost $371,565)		327,752	0.0%

Tennessee
City of Jackson TN:
5.000%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,756,741
5.000%, 04/01/2036 (Callable 04/01/2025)	2,000,000	1,992,690
Knox County Health Educational & Housing Facility Board,
5.000%, 09/01/2030 (Callable 09/01/2026)	925,000	937,029
Nashville & Davidson County Metropolitan Government:
5.000%, 05/01/2036 (Callable 05/01/2033)	800,000	840,794
5.250%, 05/01/2048 (Callable 05/01/2033)	1,500,000	1,530,021
Tennergy Corp.,
5.500%, 10/01/2053 (Callable 09/01/2030)(Mandatory Tender Date 12/01/2030) (1)	2,500,000	2,539,141
Tennessee Housing Development Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	115,000	113,008
4.500%, 07/01/2049 (Callable 01/01/2028)	20,000	19,756
Total Tennessee (Cost $9,912,914)		9,729,180	1.4%

Texas
Arlington Higher Education Finance Corp.,
7.750%, 06/15/2056 (Callable 06/15/2025)(Mandatory Tender Date 06/15/2026) (1)(3)	1,250,000	1,238,247
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2031 (Callable 10/01/2027)	1,000,000	1,007,939
5.000%, 10/01/2035 (Callable 10/01/2027)	1,160,000	1,162,923
Baytown Municipal Development District,
5.000%, 10/01/2032 (Callable 10/01/2031)	825,000	813,221
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	5,000	4,928
Caney Creek Municipal Utility District,
5.000%, 03/01/2024	390,000	390,771
Central Texas Turnpike System,
0.000%, 08/15/2026 (Insured by BHAC)	1,750,000	1,562,726
City of Brownsville TX:
5.000%, 02/15/2026	180,000	183,889
5.000%, 02/15/2027	250,000	258,371
5.000%, 02/15/2028	225,000	234,938
5.000%, 02/15/2029	400,000	419,760
5.000%, 02/15/2030	520,000	549,096
5.000%, 02/15/2031	585,000	620,531
City of Houston TX,
5.000%, 07/01/2026	1,010,000	1,023,327
City of Magnolia TX,
5.700%, 09/01/2046 (3)	470,000	430,597
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2026	700,000	705,578
6.000%, 03/01/2029 (Callable 03/01/2024) (5)	3,220,000	3,226,376
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	500,000	497,517
3.950%, 12/01/2032 (Callable 10/30/2023)	265,000	241,970
4.250%, 12/01/2034 (Callable 12/01/2024)	200,000	184,034
County of Wise TX:
5.000%, 08/15/2024	225,000	227,002
5.000%, 08/15/2025	250,000	254,487
5.000%, 08/15/2026	330,000	338,119
5.000%, 08/15/2027	505,000	519,619
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender Date 03/01/2025)(Insured by HUD) (1)	1,250,000	1,248,999
Galena Park Independent School District,
0.000%, 08/15/2026 (PSF Guaranteed)	1,525,000	1,356,077
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 10/30/2023)(Insured by NATL)	95,000	84,747
Grand Parkway Transportation Corp.,
5.000%, 10/01/2052 (Callable 01/01/2028)(Mandatory Tender Date 04/01/2028) (1)	4,000,000	4,161,363
Green Valley Special Utility District:
7.000%, 09/15/2030 (Insured by BAM)	615,000	721,615
7.000%, 09/15/2031 (Insured by BAM)	545,000	650,103
4.000%, 09/15/2036 (Callable 09/15/2031)(Insured by BAM)	800,000	723,482
Greenwood Utility District,
9.000%, 08/01/2034 (Callable 02/01/2030)(Insured by BAM)	205,000	259,815
Harris County Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	285,000	276,874
4.454%, 11/15/2046 (SOFR + 0.730%)(Callable 10/16/2023)(Mandatory Tender Date 07/01/2024) (2)	1,210,000	1,209,913
3.930%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	80,000	80,027
Harris County Municipal Utility District No. 450,
3.500%, 09/01/2039 (Callable 09/01/2024)(Insured by AGM)	190,000	158,212
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)	1,000,000	983,448
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender Date 06/01/2025)(PSF Guaranteed) (1)	1,000,000	987,931
Hunt Memorial Hospital District,
5.000%, 02/15/2030	1,000,000	1,040,548
Kerrville Health Facilities Development Corp.,
5.000%, 08/15/2025	925,000	931,130
Lake Dallas Independent School District,
0.000%, 08/15/2026 (PSF Guaranteed)	2,000,000	1,775,468
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by AGM)	2,295,000	2,182,468
Matagorda County Navigation District No. 1,
2.600%, 11/01/2029	3,800,000	3,286,318
Mckinney Municipal Utility District No. 2:
6.500%, 09/01/2029 (Insured by BAM)	345,000	382,085
6.000%, 09/01/2030 (Callable 09/01/2029)(Insured by BAM)	290,000	312,551
6.500%, 09/01/2030 (Callable 09/01/2029)(Insured by BAM)	360,000	397,249
6.500%, 09/01/2031 (Callable 09/01/2029)(Insured by BAM)	380,000	417,823
6.500%, 09/01/2032 (Callable 09/01/2029)(Insured by BAM)	170,000	187,092
Melissa Independent School District:
5.000%, 02/01/2029 (PSF Guaranteed)	175,000	186,184
5.000%, 02/01/2030 (PSF Guaranteed)	200,000	214,831
5.000%, 02/01/2031 (PSF Guaranteed)	250,000	271,052
5.000%, 02/01/2032 (PSF Guaranteed)	325,000	354,791
5.000%, 02/01/2033 (PSF Guaranteed)	350,000	384,681
5.000%, 02/01/2034 (Callable 08/01/2033)(PSF Guaranteed)	280,000	308,674
New Hope Cultural Education Facilities Finance Corp.,
4.000%, 08/15/2024 (3)	270,000	266,268
Northlake Municipal Management District No. 1,
6.750%, 03/01/2029 (Insured by BAM)	395,000	434,493
Pecos Barstow Toyah Independent School District,
5.000%, 02/15/2039 (Callable 02/15/2026)(PSF Guaranteed)	2,500,000	2,521,108
Port Beaumont Navigation District,
4.000%, 01/01/2050 (Callable 10/30/2023) (3)	500,000	335,579
Port of Beaumont Industrial Development Authority,
4.100%, 01/01/2028 (Callable 10/30/2023) (3)	2,750,000	2,174,554
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2027 (Callable 11/15/2026)	1,000,000	988,850
5.000%, 11/15/2027	1,300,000	1,285,504
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)	500,000	450,486
Texas Department of Housing & Community Affairs,
3.375%, 09/01/2039 (Callable 09/01/2028)(Insured by GNMA)	2,050,000	1,729,024
Texas Municipal Gas Acquisition & Supply Corp. I,
4.710%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/02/2023) (2)	500,000	484,577
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (3 Month TSFR + 1.045%) (2)	2,265,000	2,223,511
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2032	2,000,000	1,963,544
Texas Public Finance Authority:
5.250%, 05/01/2037 (Callable 05/01/2033)(Insured by BAM)	400,000	415,552
5.250%, 05/01/2039 (Callable 05/01/2033)(Insured by BAM)	500,000	513,263
Yoakum Independent School District:
5.000%, 02/15/2027 (PSF Guaranteed)	120,000	124,478
5.000%, 02/15/2028 (PSF Guaranteed)	190,000	199,404
5.000%, 02/15/2029 (PSF Guaranteed)	230,000	243,528
5.000%, 02/15/2030 (PSF Guaranteed)	225,000	239,672
5.000%, 02/15/2031 (PSF Guaranteed)	575,000	618,266
5.000%, 02/15/2032 (PSF Guaranteed)	305,000	330,558
5.000%, 02/15/2033 (PSF Guaranteed)	215,000	234,778
5.000%, 02/15/2034 (Callable 02/15/2033)(PSF Guaranteed)	335,000	364,545
Total Texas (Cost $62,490,601)		59,773,059	8.9%

Utah
City of Salt Lake City UT:
5.000%, 07/01/2025	1,320,000	1,332,374
5.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,018,112
5.000%, 07/01/2043 (Callable 07/01/2028)	2,000,000	1,965,311
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	151,304
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	270,000	270,605
Utah Housing Corp.:
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	160,000	157,712
6.000%, 12/21/2052 (Insured by GNMA)	991,730	988,920
6.000%, 02/21/2053 (Insured by GNMA)	965,448	966,153
6.500%, 05/21/2053 (Insured by GNMA)	996,411	1,028,432
6.000%, 06/21/2053 (Insured by GNMA)	1,495,921	1,491,628
Total Utah (Cost $9,694,361)		9,370,551	1.4%

Vermont
Vermont Housing Finance Agency,
5.250%, 11/01/2052 (Callable 05/01/2032)(Insured by HUD)	1,000,000	1,015,541
Total Vermont (Cost $1,078,224)		1,015,541	0.1%

Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	1,500,000	1,512,008
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	2,825,000	2,222,624
Norfolk Redevelopment & Housing Authority:
4.000%, 01/01/2025 (Callable 10/30/2023)	1,360,000	1,323,326
5.000%, 05/01/2043 (Mandatory Tender Date 05/01/2026)(Insured by HUD) (1)	3,000,000	3,025,184
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	1,000,000	989,653
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025 (Insured by NATL) (3)	2,000,000	1,800,882
0.000%, 02/15/2027 (Insured by NATL) (3)	1,299,000	1,011,299
0.000%, 02/15/2028 (Insured by NATL) (3)	740,000	534,040
Virginia Port Authority,
5.000%, 07/01/2030 (Callable 07/01/2026)	750,000	761,873
York County Economic Development Authority,
3.650%, 05/01/2033 (Mandatory Tender Date 10/01/2027) (1)	1,925,000	1,863,693
Total Virginia (Cost $15,722,842)		15,044,582	2.2%

Washington
City of Tacoma WA,
5.000%, 12/01/2032 (Callable 06/01/2025)	2,000,000	2,030,718
County of Lewis WA,
3.000%, 12/01/2026 (Callable 10/20/2023)	100,000	95,825
King County Housing Authority:
5.160%, 11/01/2025	2,006,285	2,007,009
5.000%, 01/01/2028 (Callable 01/01/2027)(Insured by HUD)	1,000,000	1,021,937
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	408,073
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028	220,000	223,883
5.000%, 01/01/2029 (Callable 01/01/2028)	165,000	167,974
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	291,860
5.000%, 01/01/2039 (Callable 01/01/2028)	500,000	485,468
Port of Seattle WA:
4.000%, 08/01/2036 (Callable 08/01/2031)	1,755,000	1,642,570
5.500%, 08/01/2047 (Callable 08/01/2032)	1,750,000	1,800,637
Seattle Housing Authority,
4.000%, 09/01/2025 (Callable 03/01/2025)	3,000,000	2,961,191
Snohomish County Housing Authority,
4.000%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,395,025
Tacoma Metropolitan Park District:
5.000%, 12/01/2025 (Callable 12/01/2024)	215,000	215,719
5.000%, 12/01/2025	2,060,000	2,070,561
4.000%, 12/01/2027 (Callable 12/01/2026)	605,000	581,838
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	135,802
Washington Health Care Facilities Authority:
4.760%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	150,000	150,042
5.000%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,472,211
5.000%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,502,159
Washington State Housing Finance Commission:
3.375%, 04/20/2037	4,850,385	3,899,452
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	330,000	321,501
Total Washington (Cost $28,175,477)		26,881,455	4.0%

West Virginia
Glenville State University,
4.000%, 06/01/2027	815,000	767,691
Total West Virginia (Cost $782,375)		767,691	0.1%

Wisconsin
Boscobel Area School District,
5.000%, 03/01/2036 (Callable 03/01/2031)(Insured by BAM)	720,000	754,557
City of Milwaukee WI,
3.000%, 04/01/2034 (Callable 04/01/2031)(Insured by BAM)	410,000	347,868
Howard-Suamico School District,
1.625%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,606,074
Hudson School District,
2.500%, 03/01/2025	1,305,000	1,268,804
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 10/30/2023)	100,000	96,534
Public Finance Authority:
5.000%, 10/01/2023 (3)	100,000	100,000
3.000%, 03/01/2026 (Callable 10/30/2023) (3)	1,490,000	1,450,702
5.000%, 05/15/2026 (Callable 05/15/2025) (3)	1,660,000	1,627,685
0.000%, 12/15/2027 (Callable 10/30/2023)	565,000	444,917
5.000%, 03/01/2028 (Callable 03/01/2026)	2,100,000	2,141,320
0.000%, 09/01/2029 (Callable 09/01/2026) (3)	2,250,000	1,413,970
5.000%, 09/01/2030 (3)	1,250,000	1,074,743
4.850%, 07/01/2031 (3)	475,000	401,098
5.000%, 07/01/2031	1,875,000	1,876,207
4.000%, 01/01/2033 (Callable 07/01/2029)	605,000	560,552
4.000%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,054,991
5.000%, 10/01/2034 (Callable 10/01/2029) (3)	1,500,000	1,457,995
4.000%, 01/01/2046 (Callable 01/01/2027)	400,000	298,444
5.750%, 07/01/2063 (Callable 07/01/2033) (3)	1,250,000	1,182,950
6.750%, 07/01/2063 (Callable 07/01/2033) (3)	1,750,000	1,662,234
Waunakee Community School District,
2.500%, 04/01/2025 (Callable 10/30/2023)	250,000	241,205
Wisconsin Center District,
5.250%, 12/15/2061 (Callable 12/15/2030) (3)	1,000,000	887,093
Wisconsin Health & Educational Facilities Authority:
4.000%, 08/15/2024	160,000	158,014
4.000%, 08/15/2025	230,000	224,104
5.000%, 11/01/2027 (Callable 11/01/2026)	745,000	710,349
5.000%, 11/01/2029 (Callable 11/01/2026)	430,000	399,851
5.000%, 04/01/2033	1,000,000	1,007,142
5.000%, 11/15/2039 (Callable 05/15/2026)	2,000,000	2,012,190
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	345,000	345,823
5.500%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,787,930
4.700%, 02/15/2053 (Callable 10/02/2023)(Optional Put Date 10/04/2023) (1)	3,000,000	3,000,000
Wisconsin Housing & Economic Development Authority:
4.000%, 07/01/2030 (Callable 07/01/2028)(Insured by HUD) (3)	135,000	116,995
4.375%, 07/01/2037 (Callable 07/01/2028)(Insured by HUD) (3)	430,000	335,834
3.750%, 05/01/2054 (Callable 05/01/2025)(Mandatory Tender Date 11/01/2026)(Insured by HUD) (1)	1,000,000	967,857
Total Wisconsin (Cost $35,249,669)		34,016,032	5.0%
Total Long-Term Investments (Cost $698,948,940)		671,464,281	99.6%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (4)	547,837	547,837
First American Government Obligations Fund, Class U, 5.28% (4)	41,417	41,417
Total Short-Term Investments (Cost $589,254)		589,254	0.1%
Total Investments (Cost $699,538,194)		672,053,535	99.7%
Other Assets in Excess of Liabilities		1,835,257	0.3%
TOTAL NET ASSETS		$673,888,792	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SCSDE	South Carolina School District
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
XLCA	XL Capital Assurance, Inc.

CPI YOY	Consumer Price Index - Year-Over-Year
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TSFR	Term Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of September 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these securities totaled $47,841,571, which represented 7.10% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Strategic Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$671,464,281	$–	$671,464,281
Total Long-Term Investments	–	671,464,281	–	671,464,281
Short-Term Investments
Money Market Mutual Funds	589,254	–	–	589,254
Total Short-Term Investments	589,254	–	–	589,254
Total Investments	$589,254	$671,464,281	$–	$672,053,535

Futures Contracts*
Purchase Contracts	$(219,626)	$–	$–	$(219,626)
Total Futures Contracts	$(219,626)	$–	$–	$(219,626)

*The fair value of the Fund’s futures contracts represent the net unrealized depreciation at September 30, 2023.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.

Baird Strategic Municipal Bond Fund
Schedule of Open Futures Contracts, September 30, 2023 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value at Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
U.S. 5 Yr Note	300	Dec-23	$31,607,813	$31,787,070	$-	$(179,257)
U.S. 10 Yr Note	150	Dec-23	16,209,375	16,249,744	-	(40,369)
Total Futures Contracts					$-	$(219,626)
Net Unrealized Depreciation						$(219,626)